CONVERTIBLE DEBENTURE (Key Assumptions Used in Computation of Fair Value of Conversion Feature)(Details)	1 Months Ended
Jan. 27, 2012
CONVERTIBLE DEBENTURE [Abstract]
Risk-free interest rate (1)	0.90%
Expected volatility (2)	136.00%
Expected life (in years) (3)	1
Expected dividend yield (4)	0.00%